STATUTORY RESERVES AND RESTRICTED NET ASSETS - (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statutory Accounting Practices [Line Items]
Appropriations to statutory reserves, percentage	10.00%	10.00%	10.00%
Maximum percentage of statutory reserves required based on total registered capital	50.00%
Retained Earnings, Appropriated	$ 88	$ 18,361
Continuing Operations [Member]
Statutory Accounting Practices [Line Items]
Amount contributed to statutory reserves	1	3	$ 1
Discontinued Operations [Member]
Statutory Accounting Practices [Line Items]
Amount contributed to statutory reserves		$ 381	$ 69
Discontinued Operations [Member] | Retained Earnings [Member]
Statutory Accounting Practices [Line Items]
Retained Earnings, Appropriated	18,274
Foreign Invested Enterprises
Statutory Accounting Practices [Line Items]
Restricted net assets	$ 30,846